Account Balances of Variable Annuity Which are Invested in Separate Account (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 28,192,877	$ 27,733,261
Mutual Funds | Bond Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	3,303,084	3,484,805
Mutual Funds | Domestic Equity Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	14,506,783	13,959,524
Mutual Funds | International Equity Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	1,387,275	1,308,840
Mutual Funds | Specialty
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	8,484,888	8,320,880
Money Market Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	439,587	585,039
Other Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 71,260	$ 74,173